Other financial liabilities - Summary of other financial liabilities (Detail) - AUD ($)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Jul. 01, 2024	Dec. 31, 2023
Other Financial Liabilities Current [Abstract]
Other current financial liabilities	$ 2,017,878	$ 6,478,060	$ 0	$ 8,599,836
Other current financial liabilities reconciliation opening balance			$ 6,478,060	$ 0
Exercise of pre funded warrants	(6,459,830)	(864,930)
Gain loss on remeasurement of other financial liability	$ 1,999,648	$ (1,256,846)